Consolidated Statement of Stockholder's Equity (Deficiency) (Parenthetical) (USD $)	3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Statement of Stockholders' Equity [Abstract]
Conversion of bond payable related party and derivative liability per share		$ 9.00
Notes payable related party per share		$ 6.42
Notes payable related party per share one		$ 6.42
Share exchange agreement to record number of common shares in connection with acquisition, Shares	1,400,000
Share exchange agreement to record number of common shares in connection with acquisition, Value	$ 7,000,000
Share exchange agreement to record number of common shares in connection with acquisition, Per Share	$ 5
Share exchange agreement to record number of common shares in connection with offering, Shares	40,000
Share exchange agreemen to record number of common shares in connection with offering, Value	$ 200,000
Share exchange agreement to record number of common shares in connection with offering, Per Share	$ 5
Share exchange agreement acquisition percentage	97.00%
Share exchange agreement shares issued to parent company	5,814,945